Guarantor/Non-Guarantor Subsidiary Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intercompany gain	$ 20
Subsidiary guarantors ownership percentage	100.00%		100.00%		100.00%
Net revenue	2,014	1,961	4,000	3,935	8,623	8,516	8,268
Cost of goods sold	1,250	1,227	2,506	2,479	5,465	5,419	5,278
Operating	180	171	358	344	740	715	744
Net cash provided by operating activities			549	442	973	1,206	818
Net cash used in investing activities			(65)	(100)	(270)	(344)	(256)
Net cash used in financing activities			(387)	(437)	(763)	(862)	(627)
Parent company
Net revenue	1,368	1,326	2,692	2,640	5,914	5,653	5,485
Cost of goods sold	850	836	1,692	1,679	3,804	3,644	3,507
Operating	42	38	82	75	168	140	166
Net cash provided by operating activities			217	275	379	462	225
Net cash used in investing activities			40	229	263	366	271
Net cash used in financing activities			(317)	(571)	(639)	(756)	(537)
Parent company | Adjustment
Net revenue		58		112		231	199
Cost of goods sold				11		69	73
Operating		9		17		33	25
Net cash provided by operating activities				83		156	103
Net cash used in investing activities				34		101	37
Net cash used in financing activities				117		55	140
Non-guarantor subsidiaries
Net revenue	692	681	1,399	1,389	2,914	3,078	2,988
Cost of goods sold	432	427	878	871	1,831	1,941	1,906
Operating	89	85	181	176	358	369	377
Net cash provided by operating activities			160	52	205	332	213
Net cash used in investing activities			38	(46)	(101)	(261)	(169)
Net cash used in financing activities			(70)	(33)	(135)	(85)	(131)
Non-guarantor subsidiaries | Adjustment
Net cash used in financing activities				$ 83		$ 152	$ 106